EQUITY - Narrative (Details) € / shares in Units, € in Thousands					12 Months Ended
	Aug. 29, 2019 shares	Apr. 12, 2019 EUR (€) € / shares	Apr. 13, 2018 EUR (€) € / shares	Apr. 14, 2017 EUR (€) € / shares	Dec. 31, 2019 EUR (€) vote € / shares shares	Dec. 31, 2018 EUR (€) € / shares shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of reserves within equity [line items]
Equity					€ 1,487,288	€ 1,353,839	€ 783,936	€ 329,805
Number of votes held for each common share under loyalty voting structure | vote					2
Required holding period of special voting shares in order to participate in program					3 years
Number of votes that can be exercised for each voting share | vote					1
Share premium reserve					€ 5,768,544	5,768,544
Legal reserve					65	29
Reserve of share-based payments					46,539	52,198
Cash distribution paid (in Euro per share) | € / shares		€ 1.03	€ 0.71	€ 0.635
Cash distribution of reserves		€ 193,328	€ 133,939	€ 119,985
Dividends paid to equity holders of parent, classified as financing activities					192,664	133,095	0
Loss on remeasurement of defined benefit plans					2,078	(385)	730
Payments from changes in ownership interests in subsidiaries that do not result in loss of control					386,749	€ 100,093	0
Authorized repurchase amount					€ 1,500,000
Common Shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares					193,923,499	193,923,499
Shares repurchased (in shares) | shares					2,907,702	1,033,218
Special Voting Shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares					63,349,111	56,497,618
Shares repurchased (in shares) | shares					(6,854,047)
Share capital
Disclosure of reserves within equity [line items]
Equity					€ 2,573	€ 2,504	€ 2,504	€ 2,504
Nominal value of shares (in Euros per share) | € / shares					€ 0.01	€ 0.01
Treasury shares
Disclosure of reserves within equity [line items]
Treasury reserve					€ 486,892	€ 100,143
Treasury shares | Common Shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares					8,640,176	6,002,843
Treasury shares | Special Voting Shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares					2,190	4,744
Shares repurchased (in shares) | shares	3,902
FFS
Disclosure of reserves within equity [line items]
Loss on remeasurement of defined benefit plans					€ 3	€ 33
Ownership interest (percent)					49.90%